Condensed consolidated statements of operations (Parenthetical) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Sales to related parties	$ 4,902	$ 2,384
Depreciation and Impairment	1,221	1,602
Purchases of goods, related party transactions	$ 1,150	$ 571